Herzfeld Caribbean Basin Fund, Inc.
Schedule of Investments as of March 31, 2025 (Unaudited)

Shares or Principal Amount	Description	Fair Value

Common Stocks –	66.47% of net assets

Airlines – 1.71%
8,250	Copa Holdings, S.A.	762,795
Banking and Finance – 21.84%
70,089	Banco Latinoamericano de Comercio Exterior, S.A.	2,565,257
170,000	Evermore Bank*[1]	2,040,000
88,690	First BanCorp. (Puerto Rico)	1,700,187
43,454	OFG Bancorp	1,739,029
18,598	Popular, Inc.	1,717,897
Communications – 0.08%
427,559	Fuego Enterprises, Inc.*	4,276
207,033	Grupo Radio Centro S.A.B. de C.V.*[1]	32,369
Construction and Related – 12.39%
20	Ceramica Carabobo Class A ADR*[1]	-
1,840	Martin Marietta Materials, Inc.	879,759
29,872	MasTec, Inc.*	3,486,362
5,019	Vulcan Materials Company	1,170,933
Investment Companies – 0.05%
70,000	Waterloo Investment Holdings Ltd.*[1]	24,500
Leisure – 12.06%
52,657	Carnival Corporation*	1,028,391

94,207	Norwegian Cruse Line Holdings Ltd.*	1,786,165
35,000	OneSpaWorld Holdings Ltd.	587,650
9,666	Royal Caribbean Cruises Ltd.	1,985,783
Machinery – 0.04%
30,568	Grupo Rotoplas S.A.B. de C.V.	17,818
Oil & Gas Services & Equipment – 6.15%
129,000	SBM Offshore N.V.	2,748,036
Retail – 1.48%
39,270	Grupo Elektra, S.A.B. de C.V. Series CPO*	660,003
Utilities – 9.70%
67,520	Caribbean Utilies Ltd. Class A	874,384
6,092	Consolidated Water Company Ltd.	149,193
700	Cuban Electric Company*[1]	-
46,697	NextEra Energy, Inc.	3,310,350
Other – 0.97%
55,921	Margo Caribe, Inc.*	433,388
79	Siderurgica Venezolana Sivensa, S.A. Series B*[1]	-

Total common stocks	(cost $17,865,357)	29,704,525

Exchange-Traded Funds – 10.78%	of net assets
42,063	AdvisorShares Ranger Equity Bear ETF	749,563
24,606	ProShares Short QQQ	999,742
86,805	ProShares UltraShort Consumer Discretionary	1,023,431
48,007	ProShares UltraShort® S&P500	1,030,230
70,133	Tuttle Capital Daily 2X Inverse Regional Banks ETF	1,014,123

Total exchange-traded funds	(cost $4,853,323)	4,817,089

Bonds – 0.00% of net assets	Republic of Cuba - 4.5%, 1977 - in default*[1]
165,000		-

Total bonds	(cost $63,038)	-

Money Market Funds – 22.06%	of net assets
9,859,588	Federated Hermes Government Obligations Fund,
	Institutional Class, 4.21%[2]	9,859,588

Total money market funds	(cost $9,859,588)	9,859,588

Total investments	(cost $32,641,306) – 99.31% of net assets	$ 44,381,202

Liabilities in excess of other assets -	0.69% of net assets	307,016

Net assets -	100%	$ 44,688,218

[1] Securities have been fair valued in good faith, by the Advisor as "valuation designee", using fair value methodology approved by the Board of Directors. Fair valued securities comprised 4.69% of net assets.
[2] Rate disclosed is the seven day effective yield as of March 31, 2025.
* Non-income producing